UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21563

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Short Duration Diversified Income Fund (EVG)
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report April 30, 2024
Eaton Vance
Short Duration Diversified Income Fund

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Performance

Portfolio Manager(s) Catherine C. McDermott, Andrew Szczurowski, CFA, Akbar A. Causer and Federico Sequeda, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	02/28/2005	9.97%	13.02%	2.77%	3.84%
Fund at Market Price	—	9.22	14.86	4.32	4.20

Bloomberg U.S. Aggregate Bond Index	—	4.97%	(1.47)%	(0.16)%	1.20%
Blended Index	—	6.12	7.40	2.03	—
% Premium/Discount to NAV[3]
As of period end	(5.88)%
Distributions [4]
Total Distributions per share for the period	$0.466
Distribution Rate at NAV	8.60%
Distribution Rate at Market Price	9.14
% Total Leverage[5]
Borrowings	15.93%
Derivatives	21.76
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Fund Profile

Asset Allocation (% of total investments)[1]
Footnotes:
[1]	Including the Fund’s use of leverage, Asset Allocation as a percentage of the Fund’s net assets amounted to 126.9%.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Morningstar® LSTA® US Leveraged Loan IndexSM is an unmanaged index of the institutional leveraged loan market. Morningstar® LSTA® Leveraged Loan indices are a product of Morningstar, Inc. (“Morningstar”) and have been licensed for use. Morningstar® is a registered trademark of Morningstar licensed for certain use. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan IndexSM or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein. ICE BofA U.S. Mortgage-Backed Securities Index is an unmanaged index of fixed rate residential mortgage pass-through securities issued by U.S. agencies. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified Spread Index is the spread component of the J.P. Morgan EMBI Global Diversified. J.P. Morgan EMBI Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. The J.P. Morgan EMBI Global Diversified Spread Index commenced on July 27, 2016; accordingly the Ten Years return is not available. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2021, J.P. Morgan Chase & Co. All rights reserved. The Blended Index consists of 33.33% Morningstar® LSTA® US Leveraged Loan IndexSM, 33.33% ICE BofA U.S. Mortgage-Backed Securities Index and 33.34% J.P. Morgan EMBI Global Diversified Spread Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage. Absent an expense waiver by the investment adviser, if applicable, the returns would be lower.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
[5]	The Fund employs leverage through derivatives and borrowings. Total leverage is shown as a percentage of the Fund’s aggregate net assets plus the absolute notional value of long and short derivatives and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.
Fund profile subject to change due to active management.
Important Notice to Shareholders
On January 26, 2023, the Fund’s Board of Trustees voted to exempt, on a going forward basis, all prior and, until further notice, new acquisitions of Fund shares that otherwise might be deemed “Control Share Acquisitions” under the Fund’s By-Laws from the Control Share Provisions of the Fund’s By-Laws.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 14.3%
Security	Principal Amount (000's omitted)	Value
AMMC CLO XII Ltd., Series 2013-12A, Class ER, 11.743%, (3 mo. SOFR + 6.442%), 11/10/30(1)(2)	$1,000	$ 976,352
AMMC CLO XV Ltd., Series 2014-15A, Class ERR, 12.50%, (3 mo. SOFR + 7.172%), 1/15/32(1)(2)	2,000	1,924,220
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class D, 11.419%, (3 mo. SOFR + 6.112%), 5/15/30(1)(2)	1,000	956,430
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 12.09%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	2,000	1,973,100
Series 2014-4RA, Class D, 11.24%, (3 mo. SOFR + 5.912%), 7/15/30(1)(2)	1,000	967,359
Series 2015-5A, Class DR, 12.286%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	1,000	980,027
Carlyle U.S. CLO Ltd., Series 2022-6A, Class DR, 10.074%, (3 mo. SOFR + 4.75%), 10/25/36(1)(2)	1,000	1,016,346
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 12.235%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	1,440	1,434,977
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 10.836%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,000	990,423
Golub Capital Partners CLO 23M Ltd., Series 2015-23A, Class ER, 11.336%, (3 mo. SOFR + 6.012%), 1/20/31(1)(2)	2,000	2,009,284
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 11.506%, (3 mo. SOFR + 6.182%), 10/21/30(1)(2)	3,000	3,010,362
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	292	270,134
Octagon 68 Ltd., Series 2023-1A, Class D, 9.525%, (3 mo. SOFR + 4.20%), 10/20/36(1)(2)	1,000	1,002,613
Palmer Square CLO Ltd., Series 2013-2A, Class DRR, 11.429%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	2,000	2,005,314
Voya CLO Ltd., Series 2015-3A, Class DR, 11.786%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	2,000	1,789,488
Total Asset-Backed Securities (identified cost $21,436,303)		$ 21,306,429

Collateralized Mortgage Obligations — 15.0%
Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(3)	$457	$ 411,804
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	115	114,339
Series 2167, Class BZ, 7.00%, 6/15/29	102	102,530
Series 2182, Class ZB, 8.00%, 9/15/29	160	162,524
Series 4273, Class PU, 4.00%, 11/15/43	420	365,671
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 5035, Class AZ, 2.00%, 11/25/50	$558	$ 246,410
Series 5327, Class B, 6.00%, 8/25/53	1,000	973,069
Interest Only:(4)
Series 362, Class C7, 3.50%, 9/15/47	982	176,174
Series 2631, Class DS, 1.656%, (6.986% - 30-day SOFR Average), 6/15/33(5)	124	2,039
Series 2770, Class SH, 1.656%, (6.986% - 30-day SOFR Average), 3/15/34(5)	443	39,600
Series 2981, Class CS, 1.276%, (6.606% - 30-day SOFR Average), 5/15/35(5)	230	11,307
Series 3114, Class TS, 1.206%, (6.536% - 30-day SOFR Average), 9/15/30(5)	356	9,735
Series 3339, Class JI, 1.146%, (6.476% - 30-day SOFR Average), 7/15/37(5)	744	55,368
Series 4109, Class ES, 0.706%, (6.036% - 30-day SOFR Average), 12/15/41(5)	31	2,536
Series 4163, Class GS, 0.756%, (6.086% - 30-day SOFR Average), 11/15/32(5)	1,165	51,574
Series 4169, Class AS, 0.806%, (6.136% - 30-day SOFR Average), 2/15/33(5)	605	25,857
Series 4203, Class QS, 0.806%, (6.136% - 30-day SOFR Average), 5/15/43(5)	620	29,823
Series 4370, Class IO, 3.50%, 9/15/41	58	1,270
Series 4497, Class CS, 0.756%, (6.086% - 30-day SOFR Average), 9/15/44(5)	160	2,086
Series 4507, Class EI, 4.00%, 8/15/44	726	88,946
Series 4629, Class QI, 3.50%, 11/15/46	500	98,829
Series 4644, Class TI, 3.50%, 1/15/45	397	57,186
Series 4744, Class IO, 4.00%, 11/15/47	467	98,181
Series 4749, Class IL, 4.00%, 12/15/47	365	76,801
Series 4768, Class IO, 4.00%, 3/15/48	432	91,280
Series 4772, Class PI, 4.00%, 1/15/48	313	66,115
Series 4966, Class SY, 0.606%, (5.936% - 30-day SOFR Average), 4/25/50(5)	1,725	177,535
Principal Only:(6)
Series 3309, Class DO, 0.00%, 4/15/37	371	282,592
Series 4478, Class PO, 0.00%, 5/15/45	167	116,636
Federal National Mortgage Association:
Series 1997-38, Class N, 8.00%, 5/20/27	43	44,388
Series 2007-74, Class AC, 5.00%, 8/25/37	424	414,879
Series 2011-49, Class NT, 6.00%, (64.855% - 30-day SOFR Average x 10.00, Cap 6.00%), 6/25/41(5)	119	110,685
Series 2012-134, Class ZT, 2.00%, 12/25/42	496	363,055
Series 2013-6, Class TA, 1.50%, 1/25/43	267	222,718
Series 2015-74, Class SL, 0.00%, (2.282% - 30-day SOFR Average x 0.587, Floor 0.00%), 10/25/45(5)	867	458,469
Series 2017-15, Class LE, 3.00%, 6/25/46	40	38,914

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only:(4)
Series 2004-46, Class SI, 0.556%, (5.886% - 30-day SOFR Average), 5/25/34(5)	$242	$ 6,247
Series 2005-17, Class SA, 1.256%, (6.586% - 30-day SOFR Average), 3/25/35(5)	408	29,455
Series 2006-42, Class PI, 1.146%, (6.476% - 30-day SOFR Average), 6/25/36(5)	537	37,913
Series 2006-44, Class IS, 1.156%, (6.486% - 30-day SOFR Average), 6/25/36(5)	496	32,992
Series 2007-50, Class LS, 1.006%, (6.336% - 30-day SOFR Average), 6/25/37(5)	421	29,306
Series 2008-26, Class SA, 0.756%, (6.086% - 30-day SOFR Average), 4/25/38(5)	523	37,640
Series 2008-61, Class S, 0.656%, (5.986% - 30-day SOFR Average), 7/25/38(5)	785	37,957
Series 2010-109, Class PS, 1.156%, (6.486% - 30-day SOFR Average), 10/25/40(5)	818	49,573
Series 2010-147, Class KS, 0.506%, (5.836% - 30-day SOFR Average), 1/25/41(5)	933	25,495
Series 2012-52, Class AI, 3.50%, 8/25/26	58	1,117
Series 2012-118, Class IN, 3.50%, 11/25/42	1,113	214,961
Series 2012-150, Class PS, 0.706%, (6.036% - 30-day SOFR Average), 1/25/43(5)	1,752	133,553
Series 2012-150, Class SK, 0.706%, (6.036% - 30-day SOFR Average), 1/25/43(5)	733	58,983
Series 2013-23, Class CS, 0.806%, (6.136% - 30-day SOFR Average), 3/25/33(5)	609	25,828
Series 2014-32, Class EI, 4.00%, 6/25/44	177	30,628
Series 2014-55, Class IN, 3.50%, 7/25/44	403	75,345
Series 2014-80, Class BI, 3.00%, 12/25/44	919	146,895
Series 2014-89, Class IO, 3.50%, 1/25/45	338	64,245
Series 2015-14, Class KI, 3.00%, 3/25/45	746	117,887
Series 2015-52, Class MI, 3.50%, 7/25/45	395	74,887
Series 2015-57, Class IO, 3.00%, 8/25/45	1,735	286,902
Series 2015-93, Class BS, 0.706%, (6.036% - 30-day SOFR Average), 8/25/45(5)	422	16,457
Series 2018-21, Class IO, 3.00%, 4/25/48	759	132,182
Series 2020-23, Class SP, 0.606%, (5.936% - 30-day SOFR Average), 2/25/50(5)	1,365	141,688
Series 2020-45, Class IJ, 2.50%, 7/25/50	1,898	270,207
Principal Only:(6) Series 2006-8, Class WQ, 0.00%, 3/25/36	359	283,640
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 9.195%, (30-day SOFR Average + 3.864%), 3/25/50(1)(2)	987	976,356
Government National Mortgage Association:
Series 2021-160, Class NZ, 3.00%, 9/20/51	308	163,347
Series 2022-189, Class US, 3.189%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(5)	266	258,676
Series 2023-56, Class ZE, 6.00%, 4/20/53	1,062	1,044,165
Series 2023-96, Class BL, 6.00%, 7/20/53	1,000	978,577
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-97, Class CB, 6.00%, 7/20/53	$1,000	$ 986,474
Series 2023-115, Class AL, 6.00%, 8/20/53	500	491,303
Series 2023-149, Class S, 5.459%, (21.45% - 30-day SOFR Average x 3.00), 10/20/53(5)	980	975,740
Series 2023-164, Class EL, 6.00%, 11/20/53	1,000	992,912
Series 2023-165, Class DY, 6.00%, 11/20/53	1,000	988,912
Series 2023-165, Class EY, 6.50%, 11/20/53	2,000	2,031,764
Series 2023-173, Class AX, 6.00%, 11/20/53	1,000	991,666
Series 2023-182, Class EL, 6.00%, 12/20/53	1,000	970,521
Interest Only:(4)
Series 2017-121, Class DS, 0.00%, (4.386% - 1 mo. SOFR, Floor 0.00%), 8/20/47(5)	766	21,473
Series 2020-146, Class IQ, 2.00%, 10/20/50	5,374	623,542
Series 2021-131, Class QI, 3.00%, 7/20/51	3,117	411,272
Series 2021-193, Class IU, 3.00%, 11/20/49	5,999	834,069
Series 2021-209, Class IW, 3.00%, 11/20/51	4,563	604,741
Total Collateralized Mortgage Obligations (identified cost $32,956,857)		$ 22,298,418

Commercial Mortgage-Backed Securities — 7.5%
Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(7)	$795	$ 315,478
Series 2019-BPR, Class FNM, 3.843%, 11/5/32(1)(7)	1,605	355,357
BBCMS Mortgage Trust, Series 2017-C1, Class D, 3.708%, 2/15/50(1)(7)	700	519,117
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/48(1)	1,100	963,656
COMM Mortgage Trust, Series 2013-CR11, Class D, 4.612%, 8/10/50(1)(7)	2,417	2,189,908
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.71%, 9/15/47(1)(7)	1,165	699,964
Series 2014-C25, Class D, 4.079%, 11/15/47(1)(7)	260	140,609
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.499%, 6/15/47(7)(8)	240	225,782
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	1,000	816,874
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(7)(8)	250	164,199
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(8)	1,000	473,706
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.061%, 4/10/46(1)(7)	853	739,324
VMC Finance LLC, Series 2021-HT1, Class B, 9.933%, (1 mo. SOFR + 4.614%), 1/18/37(1)(2)	1,000	956,007

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 4.084%, 7/15/46(1)(7)	$2,000	$ 598,589
Series 2015-C31, Class D, 3.852%, 11/15/48	922	748,596
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,000	823,193
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	500	337,099
Total Commercial Mortgage-Backed Securities (identified cost $14,430,825)		$ 11,067,458

Common Stocks — 0.6%
Security	Shares	Value
Commercial Services & Supplies — 0.0%(9)
Monitronics International, Inc.(10)(11)	2,596	$ 54,516
Phoenix Services International LLC(10)(11)	2,365	12,121
Phoenix Services International LLC(10)(11)	216	1,107
		$ 67,744
Electronics/Electrical — 0.0%(9)
Skillsoft Corp.(10)(11)	585	$ 4,206
		$ 4,206
Entertainment — 0.0%(9)
New Cineworld Ltd.(10)(11)	2,436	$ 46,741
		$ 46,741
Health Care — 0.2%
Akorn Holding Co. LLC(10)(11)(12)	6,053	$ 0
Endo, Inc.(10)(13)	73	2,090
Endo, Inc.(10)	4,841	138,577
Envision Parent, Inc.(10)(11)	10,840	76,557
		$ 217,224
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(10)(11)	17,110	$ 121,195
Serta SSB Equipment Co.(10)(11)(12)	17,110	0
		$ 121,195
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(10)(11)	2,249	$ 186,948
		$ 186,948
Oil and Gas — 0.0%(9)
AFG Holdings, Inc.(10)(11)(12)	3,122	$ 6,400
Security	Shares	Value
Oil and Gas (continued)
McDermott International Ltd.(10)(11)	12,407	$ 3,123
		$ 9,523
Pharmaceuticals — 0.2%
Covis Midco 1 SARL, Class A(10)(11)	88	$ 45
Covis Midco 1 SARL, Class B(10)(11)	88	45
Covis Midco 1 SARL, Class C(10)(11)	88	45
Covis Midco 1 SARL, Class D(10)(11)	88	45
Covis Midco 1 SARL, Class E(10)(11)	88	45
Mallinckrodt International Finance SA(10)(11)	5,076	267,759
		$ 267,984
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(10)(11)(12)	79	$ 0
Jubilee Enterprise PCL, Class A2(10)(11)(12)	63,218	0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(10)(11)(12)	3,588	$ 0
		$ 0
Total Common Stocks (identified cost $1,197,312)		$ 921,565

Corporate Bonds — 12.8%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.4%
Bombardier, Inc., 7.875%, 4/15/27(1)	$113	$ 112,366
Rolls-Royce PLC, 5.75%, 10/15/27(1)	200	197,998
TransDigm, Inc.:
4.625%, 1/15/29	100	91,706
4.875%, 5/1/29	150	138,134
		$ 540,204
Automotive — 0.5%
Clarios Global LP/Clarios U.S. Finance Co.:
6.25%, 5/15/26(1)	$116	$ 115,966
8.50%, 5/15/27(1)	642	644,050
		$ 760,016
Building and Development — 0.4%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	$500	$ 435,916

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Building and Development (continued)
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	$192	$ 185,913
		$ 621,829
Business Equipment and Services — 0.6%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	$250	$ 237,125
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)	185	184,499
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, 7/31/26(1)	460	457,520
		$ 879,144
Cable and Satellite Television — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/30(1)	$75	$ 62,381
5.50%, 5/1/26(1)	500	490,297
		$ 552,678
Chemicals — 0.1%
W.R. Grace Holdings LLC, 5.625%, 8/15/29(1)	$100	$ 89,644
		$ 89,644
Commercial Services — 0.5%
APi Group DE, Inc., 4.75%, 10/15/29(1)	$300	$ 273,982
Boost Newco Borrower LLC, 7.50%, 1/15/31(1)	200	206,562
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	200	203,489
		$ 684,033
Computers — 0.4%
McAfee Corp., 7.375%, 2/15/30(1)	$200	$ 185,443
Presidio Holdings, Inc., 8.25%, 2/1/28(1)	362	366,381
		$ 551,824
Distribution & Wholesale — 0.1%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$172	$ 166,652
		$ 166,652
Diversified Financial Services — 0.1%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(1)	$200	$ 182,072
		$ 182,072
Ecological Services and Equipment — 0.3%
Covanta Holding Corp., 5.00%, 9/1/30	$200	$ 173,012
Security	Principal Amount (000's omitted)	Value
Ecological Services and Equipment (continued)
GFL Environmental, Inc., 4.75%, 6/15/29(1)	$238	$ 219,823
		$ 392,835
Electric Utilities — 0.1%
WESCO Distribution, Inc.:
6.375%, 3/15/29(1)	$93	$ 92,502
6.625%, 3/15/32(1)	93	92,681
		$ 185,183
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$291	$ 268,192
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	189	169,417
		$ 437,609
Energy — 0.1%
Sunoco LP, 7.25%, 5/1/32(1)	$91	$ 92,499
		$ 92,499
Engineering & Construction — 0.3%
TopBuild Corp., 4.125%, 2/15/32(1)	$150	$ 130,003
VM Consolidated, Inc., 5.50%, 4/15/29(1)	370	348,574
		$ 478,577
Entertainment — 0.5%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(1)	$200	$ 204,748
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	325	329,619
Churchill Downs, Inc., 5.75%, 4/1/30(1)	100	95,225
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	150	142,525
		$ 772,117
Financial Services — 0.6%
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(14)	$1,060	$ 957,180
		$ 957,180
Food Service — 0.1%
Chobani LLC/Chobani Finance Corp., Inc., 7.625%, 7/1/29(1)	$200	$ 202,365
		$ 202,365
Health Care — 1.4%
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	$160	$ 161,596

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Health Care (continued)
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(1)	$200	$ 210,772
LifePoint Health, Inc., 5.375%, 1/15/29(1)	547	437,901
Medline Borrower LP, 5.25%, 10/1/29(1)	500	465,917
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	296	257,010
Option Care Health, Inc., 4.375%, 10/31/29(1)	400	358,592
U.S. Acute Care Solutions LLC, 6.375%, 3/1/26(1)	150	152,027
		$ 2,043,815
Home Furnishings — 0.1%
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	$216	$ 178,045
		$ 178,045
Insurance — 0.1%
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	$92	$ 92,536
		$ 92,536
Internet Software & Services — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	$400	$ 343,379
Cars.com, Inc., 6.375%, 11/1/28(1)	187	178,925
		$ 522,304
Leisure Goods/Activities/Movies — 0.9%
Acushnet Co., 7.375%, 10/15/28(1)	$87	$ 89,401
Cinemark USA, Inc., 5.25%, 7/15/28(1)	100	92,963
Life Time, Inc., 8.00%, 4/15/26(1)	90	90,230
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	200	198,294
NCL Corp. Ltd., 5.875%, 2/15/27(1)	375	366,598
Viking Cruises Ltd., 5.875%, 9/15/27(1)	540	523,989
		$ 1,361,475
Media — 0.0%(9)
iHeartCommunications, Inc., 6.375%, 5/1/26	$27	$ 22,923
		$ 22,923
Metals/Mining — 0.2%
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	$161	$ 151,169
Hudbay Minerals, Inc., 4.50%, 4/1/26(1)	150	145,236
		$ 296,405
Nonferrous Metals/Minerals — 0.3%
New Gold, Inc., 7.50%, 7/15/27(1)	$381	$ 379,016
		$ 379,016
Security	Principal Amount (000's omitted)	Value
Oil and Gas — 1.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	$250	$ 249,631
Civitas Resources, Inc., 8.75%, 7/1/31(1)	172	182,663
Permian Resources Operating LLC, 7.75%, 2/15/26(1)	750	757,405
Petroleos de Venezuela SA:
5.375%, 4/12/27(14)(15)	98	12,251
6.00%, 5/16/24(14)(15)	50	6,250
6.00%, 11/15/26(14)(15)	50	6,263
9.00%, 11/17/21(14)(15)	50	6,692
9.75%, 5/17/35(14)(15)	50	7,600
12.75%, 2/17/22(14)(15)	50	7,726
Petroleos Mexicanos:
5.35%, 2/12/28	30	26,246
6.50%, 3/13/27	101	94,655
6.84%, 1/23/30	177	153,518
6.875%, 8/4/26	174	168,991
		$ 1,679,891
Pipelines — 0.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 3/1/27(1)	$100	$ 98,263
Cheniere Energy Partners LP, 4.50%, 10/1/29	71	66,486
Venture Global LNG, Inc.:
8.125%, 6/1/28(1)	150	153,499
9.875%, 2/1/32(1)	200	213,546
		$ 531,794
Publishing — 0.1%
McGraw-Hill Education, Inc., 5.75%, 8/1/28(1)	$134	$ 124,415
		$ 124,415
Radio and Television — 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 8/15/27(1)	$150	$ 142,915
		$ 142,915
Real Estate Investment Trusts (REITs) — 0.1%
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	$90	$ 92,790
VICI Properties LP/VICI Note Co., Inc., 5.75%, 2/1/27(1)	44	43,666
		$ 136,456
Retail — 0.4%
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	$40	$ 42,412

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Retail (continued)
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	$400	$ 364,182
Raising Cane's Restaurants LLC, 9.375%, 5/1/29(1)	167	179,318
		$ 585,912
Retailers (Except Food and Drug) — 0.2%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	$355	$ 337,791
		$ 337,791
Software — 0.1%
Cloud Software Group, Inc.:
6.50%, 3/31/29(1)	$97	$ 92,074
9.00%, 9/30/29(1)	95	91,484
		$ 183,558
Software and Services — 0.2%
Fair Isaac Corp., 4.00%, 6/15/28(1)	$250	$ 230,491
		$ 230,491
Technology — 0.1%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$160	$ 144,188
		$ 144,188
Telecommunications — 0.3%
Ciena Corp., 4.00%, 1/31/30(1)	$100	$ 87,808
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	200	193,873
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(1)	200	185,550
Viasat, Inc., 5.625%, 4/15/27(1)	19	17,406
		$ 484,637
Utilities — 0.6%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 233,677
4.625%, 2/1/29(1)	250	229,888
5.25%, 6/1/26(1)	25	24,666
NRG Energy, Inc., 3.375%, 2/15/29(1)	200	175,578
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	70	65,388
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	185	184,355
		$ 913,552
Total Corporate Bonds (identified cost $18,740,741)		$ 18,938,580

Senior Floating-Rate Loans — 33.3%(16)
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense — 0.2%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.816%, (SOFR + 3.50%), 8/24/28	158	$ 159,176
Term Loan, 8.816%, (SOFR + 3.50%), 8/24/28	61	61,374
		$ 220,550
Airlines — 0.1%
Mileage Plus Holdings LLC, Term Loan, 10.733%, (SOFR + 5.25%), 6/21/27	81	$ 83,479
SkyMiles IP Ltd., Term Loan, 9.075%, (SOFR + 3.75%), 10/20/27	129	132,941
		$ 216,420
Apparel & Luxury Goods — 0.1%
Gloves Buyer, Inc., Term Loan, 10.43%, (SOFR + 5.00%), 12/29/27	99	$ 99,498
		$ 99,498
Auto Components — 0.8%
Adient U.S. LLC, Term Loan, 8.066%, (SOFR + 2.75%), 1/31/31	79	$ 79,815
Autokiniton U.S. Holdings, Inc., Term Loan, 9.43%, (SOFR + 4.00%), 4/6/28	170	171,232
Clarios Global LP, Term Loan, 8.316%, (SOFR + 3.00%), 5/6/30	324	325,566
DexKo Global, Inc., Term Loan, 9.321%, (SOFR + 3.75%), 10/4/28	123	121,790
Garrett LX I SARL, Term Loan, 8.841%, (SOFR + 3.25%), 4/30/28	98	97,774
Garrett Motion, Inc., Term Loan, 9.83%, (SOFR + 4.50%), 4/30/28	86	86,143
LTI Holdings, Inc., Term Loan, 10.18%, (SOFR + 4.75%), 7/24/26	24	23,651
RealTruck Group, Inc.:
Term Loan, 8.93%, (SOFR + 3.50%), 1/31/28	194	192,874
Term Loan, 10.43%, (SOFR + 5.00%), 1/31/28	100	99,708
		$ 1,198,553
Automobiles — 0.7%
Bombardier Recreational Products, Inc., Term Loan, 8.066%, (SOFR + 2.75%), 1/22/31	767	$ 767,769
MajorDrive Holdings IV LLC:
Term Loan, 9.571%, (SOFR + 4.00%), 6/1/28	73	73,348

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Automobiles (continued)
MajorDrive Holdings IV LLC: (continued)
Term Loan, 10.959%, (SOFR + 5.50%), 6/1/29	221	$ 222,292
		$ 1,063,409
Beverages — 0.2%
Arterra Wines Canada, Inc., Term Loan, 9.071%, (SOFR + 3.50%), 11/24/27	145	$ 133,685
City Brewing Co. LLC:
Term Loan, 9.09%, (SOFR + 3.50%), 4/5/28	47	43,450
Term Loan, 11.574%, (SOFR + 6.25%), 4/5/28	15	15,272
Term Loan - Second Lien, 10.59%, (SOFR + 5.00%), 9.09% cash, 1.50% PIK, 4/5/28	47	34,476
		$ 226,883
Biotechnology — 0.0%(9)
Alkermes, Inc., Term Loan, 7.93%, (SOFR + 2.50%), 3/12/26	67	$ 67,539
		$ 67,539
Building Products — 0.5%
Gardner Denver, Inc., Term Loan, 7.166%, (SOFR + 1.75%), 3/1/27	163	$ 163,134
Ingersoll-Rand Services Co., Term Loan, 7.166%, (SOFR + 1.75%), 3/1/27	36	36,248
LHS Borrower LLC, Term Loan, 10.166%, (SOFR + 4.75%), 2/16/29	122	117,720
MI Windows and Doors LLC, Term Loan, 8.816%, (SOFR + 3.50%), 3/28/31	175	176,006
Oscar AcquisitionCo LLC, Term Loan, 9.902%, (SOFR + 4.50%), 4/29/29	123	123,775
Standard Industries, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 9/22/28	154	154,993
		$ 771,876
Capital Markets — 1.2%
Advisor Group, Inc.:
Term Loan, 9.816%, (SOFR + 4.50%), 8/17/28	168	$ 169,576
Term Loan, 8/17/28(17)	500	503,035
Aretec Group, Inc., Term Loan, 9.916%, (SOFR + 4.50%), 8/9/30	289	290,624
Brookfield Property REIT, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 8/27/25	102	102,215
EIG Management Co. LLC, Term Loan, 9.166%, (SOFR + 3.75%), 2/22/25	47	46,971
FinCo I LLC, Term Loan, 8.33%, (SOFR + 3.00%), 6/27/29	174	174,393
Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Franklin Square Holdings LP, Term Loan, 7.568%, (SOFR + 2.25%), 4/25/31		125	$ 125,078
LPL Holdings, Inc., Term Loan, 7.179%, (SOFR + 1.75%), 11/12/26		192	191,819
Victory Capital Holdings, Inc., Term Loan, 7.652%, (SOFR + 2.25%), 7/1/26		120	120,728
			$ 1,724,439
Chemicals — 1.7%
Aruba Investments Holdings LLC, Term Loan, 9.416%, (SOFR + 4.00%), 11/24/27		97	$ 94,587
CPC Acquisition Corp., Term Loan, 9.321%, (SOFR + 3.75%), 12/29/27		109	92,234
Gemini HDPE LLC, Term Loan, 8.591%, (SOFR + 3.00%), 12/31/27		108	108,018
INEOS Enterprises Holdings II Ltd., Term Loan, 7.952%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	25	26,780
INEOS Quattro Holdings U.K. Ltd., Term Loan, 9.666%, (SOFR + 4.25%), 4/2/29		391	390,511
INEOS U.S. Finance LLC:
Term Loan, 8.916%, (SOFR + 3.50%), 2/18/30		124	124,450
Term Loan, 9.166%, (SOFR + 3.75%), 11/8/27		495	496,520
Lonza Group AG, Term Loan, 9.334%, (SOFR + 3.93%), 7/3/28		268	257,420
Momentive Performance Materials, Inc., Term Loan, 9.817%, (SOFR + 4.50%), 3/29/28		124	123,209
Nouryon Finance BV, Term Loan, 9.419%, (SOFR + 4.00%), 4/3/28		163	163,368
Olympus Water U.S. Holding Corp., Term Loan, 9.576%, (SOFR + 4.25%), 11/9/28		348	349,900
Tronox Finance LLC, Term Loan, 8.041%, (SOFR + 2.50%), 3/10/28(18)		208	208,392
W.R. Grace & Co.-Conn., Term Loan, 9.321%, (SOFR + 3.75%), 9/22/28		147	147,057
			$ 2,582,446
Commercial Services & Supplies — 1.1%
Albion Financing 3 SARL, Term Loan, 10.575%, (SOFR + 5.25%), 8/17/26		220	$ 221,449
Allied Universal Holdco LLC, Term Loan, 9.166%, (SOFR + 3.75%), 5/12/28		457	457,907
EnergySolutions LLC, Term Loan, 9.316%, (SOFR + 4.00%), 9/20/30		146	147,002
Garda World Security Corp., Term Loan, 9.583%, (SOFR + 4.25%), 2/1/29		170	170,775
GFL Environmental, Inc., Term Loan, 7.826%, (SOFR + 2.50%), 5/31/27		111	111,364

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
LABL, Inc., Term Loan, 10.416%, (SOFR + 5.00%), 10/29/28		98	$ 95,897
Monitronics International, Inc., Term Loan, 13.091%, (SOFR + 7.50%), 6/30/28		142	142,226
Phoenix Services International LLC, Term Loan, 11.418%, (SOFR + 6.10%), 6/30/28		29	26,993
Tempo Acquisition LLC, Term Loan, 8.066%, (SOFR + 2.75%), 8/31/28		123	123,835
TruGreen LP, Term Loan, 9.416%, (SOFR + 4.00%), 11/2/27		97	93,194
			$ 1,590,642
Consumer Staples Distribution & Retail — 0.1%
Peer Holding III BV, Term Loan, 8.559%, (SOFR + 3.25%), 10/28/30		150	$ 150,719
			$ 150,719
Containers & Packaging — 0.6%
Berlin Packaging LLC, Term Loan, 9.197%, (SOFR + 3.75%), 3/11/28(18)		171	$ 170,945
Clydesdale Acquisition Holdings, Inc., Term Loan, 9.091%, (SOFR + 3.68%), 4/13/29		74	74,076
Pregis TopCo Corp., Term Loan, 9.066%, (SOFR + 3.75%), 7/31/26		96	96,177
Pretium Packaging LLC, Term Loan - Second Lien, 11.309%, (SOFR + 6.00%), 9.906% cash, 1.403% PIK, 10/2/28		42	37,550
Proampac PG Borrower LLC, Term Loan, 9.326%, (SOFR + 4.00%), 9/15/28(18)		175	175,399
Reynolds Group Holdings, Inc.:
Term Loan, 8.68%, (SOFR + 3.25%), 2/5/26		124	125,015
Term Loan, 8.691%, (SOFR + 3.25%), 9/24/28		146	147,206
Trident TPI Holdings, Inc., Term Loan, 9.571%, (SOFR + 4.00%), 9/15/28		122	122,237
			$ 948,605
Distributors — 0.2%
CD&R Hydra Buyer, Inc., Term Loan, 9.42%, (SOFR + 4.00%), 3/25/31		125	$ 126,152
Parts Europe SA, Term Loan, 7.647%, (3 mo. EURIBOR + 3.75%), 2/3/31	EUR	200	214,286
			$ 340,438
Diversified Consumer Services — 0.4%
Belron Finance U.S. LLC, Term Loan, 7.578%, (SOFR + 2.00%), 4/13/28		121	$ 121,604
Borrower/Description	Principal Amount* (000's omitted)	Value
Diversified Consumer Services (continued)
KUEHG Corp., Term Loan, 9.823%, (SOFR + 4.50%), 6/12/30	249	$ 249,860
Wand NewCo 3, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 1/30/31	175	176,312
		$ 547,776
Diversified Telecommunication Services — 0.3%
Altice France SA, Term Loan, 10.829%, (SOFR + 5.50%), 8/15/28	204	$ 153,357
GEE Holdings 2 LLC:
Term Loan, 13.413%, (SOFR + 8.00%), 3/24/25	32	28,816
Term Loan - Second Lien, 13.662%, (SOFR + 8.25%), 5.412% cash, 8.25% PIK, 3/23/26	74	44,636
Virgin Media Bristol LLC, Term Loan, 8.686%, (SOFR + 3.25%), 1/31/29	175	172,642
		$ 399,451
Electrical Equipment — 0.5%
WEC U.S. Holdings Ltd., Term Loan, 8.066%, (SOFR + 2.75%), 1/27/31	759	$ 760,345
		$ 760,345
Electronic Equipment, Instruments & Components — 0.8%
Chamberlain Group, Inc.:
Term Loan, 8.666%, (SOFR + 3.25%), 11/3/28	220	$ 219,898
Term Loan, 9.066%, (SOFR + 3.75%), 11/3/28	175	175,525
Creation Technologies, Inc., Term Loan, 11.068%, (SOFR + 5.50%), 10/5/28	147	139,282
II-VI, Inc., Term Loan, 7.829%, (SOFR + 2.50%), 7/2/29	130	131,010
Mirion Technologies, Inc., Term Loan, 8.314%, (SOFR + 2.75%), 10/20/28	84	83,932
Robertshaw U.S. Holding Corp.:
DIP Loan, 6.309%, (SOFR + 1.00%), 9/27/24	48	46,856
Term Loan, 0.00%, 2/28/27(15)	0 (19)	27
Term Loan, 0.00%, 2/28/27(15)	154	149,789
Term Loan - Second Lien, 0.00%, 2/28/27(15)	141	77,788
Verifone Systems, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 8/20/25	166	150,376
		$ 1,174,483
Energy Equipment & Services — 0.2%
Ameriforge Group, Inc.:
Term Loan, 12.085%, (SOFR + 8.00%), 12/29/23(12)(20)	12	$ 9,374
Term Loan, 13.32%, (SOFR + 8.00%), 12/29/23(12)(18)	91	73,652

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Energy Equipment & Services (continued)
Lealand Finance Co. BV, Term Loan, 9.43%, (SOFR + 4.00%, 6.43% cash, 3.00% PIK, 6/30/25		33	$ 11,865
PG Investment Co. 59 SARL, Term Loan, 8.813%, (SOFR + 3.50%), 3/26/31		150	150,719
			$ 245,610
Engineering & Construction — 0.2%
Aegion Corp., Term Loan, 9.566%, (SOFR + 4.25%), 5/17/28		73	$ 73,667
American Residential Services LLC, Term Loan, 9.071%, (SOFR + 3.50%), 10/15/27		97	96,931
Northstar Group Services, Inc., Term Loan, 10.93%, (SOFR + 5.50%), 11/12/26		182	182,968
			$ 353,566
Entertainment — 0.2%
Crown Finance U.S., Inc., Term Loan, 13.93%, (SOFR + 8.50%), 6.93% cash, 7.00% PIK, 7/31/28		55	$ 56,049
Renaissance Holding Corp., Term Loan, 9.566%, (SOFR + 4.25%), 4/5/30		149	149,624
Vue Entertainment International Ltd., Term Loan, 12.428%, (6 mo. EURIBOR + 8.50%), 4.028% cash, 8.40% PIK, 12/31/27	EUR	43	27,263
Vue International Bidco PLC, Term Loan, 11.844%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	12	12,673
			$ 245,609
Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain, Inc.:
Term Loan, 7.18%, (1 mo. USD LIBOR + 1.75%), 1/2/26		118	$ 117,439
Term Loan, 7.566%, (SOFR + 2.25%), 1/31/31		150	149,500
			$ 266,939
Financial Services — 0.4%
Ditech Holding Corp., Term Loan, 0.00%, 6/30/24(15)		254	$ 27,945
GTCR W Merger Sub LLC, Term Loan, 8.309%, (SOFR + 3.00%), 1/31/31		425	427,191
NCR Atleos LLC, Term Loan, 10.18%, (SOFR + 4.75%), 3/27/29(18)		199	200,950
			$ 656,086
Food & Staples Retailing — 0.1%
U.S. Foods, Inc., Term Loan, 7.43%, (SOFR + 2.00%), 9/13/26		185	$ 186,124
			$ 186,124
Borrower/Description	Principal Amount* (000's omitted)	Value
Food Products — 0.2%
Froneri International Ltd., Term Loan, 7.666%, (SOFR + 2.25%), 1/29/27	289	$ 289,389
		$ 289,389
Health Care Equipment & Supplies — 0.2%
Bayou Intermediate II LLC, Term Loan, 10.091%, (SOFR + 4.50%), 8/2/28	122	$ 121,729
Journey Personal Care Corp., Term Loan, 9.68%, (SOFR + 4.25%), 3/1/28	170	169,417
		$ 291,146
Health Care Providers & Services — 1.7%
AEA International Holdings (Lux) SARL, Term Loan, 8.809%, (SOFR + 3.50%), 9/7/28(18)	147	$ 147,366
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.302%, (SOFR + 8.00%), 1/15/26	146	126,310
Cano Health LLC:
DIP Loan, 16.322%, (SOFR + 11.00%), 10/7/24	6	5,755
DIP Loan, 16.322%, (SOFR + 11.00%), 10/7/24	9	8,821
Term Loan, 0.00%, 11/23/27(15)	75	20,352
CHG Healthcare Services, Inc., Term Loan, 8.68%, (SOFR + 3.25%), 9/29/28	146	146,788
CNT Holdings I Corp., Term Loan, 8.83%, (SOFR + 3.50%), 11/8/27	97	97,455
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(15)	109	45,455
Electron BidCo, Inc., Term Loan, 8.43%, (SOFR + 3.00%), 11/1/28	123	122,844
Ensemble RCM LLC, Term Loan, 8.33%, (SOFR + 3.00%), 8/1/29	230	231,462
IVC Acquisition Ltd., Term Loan, 10.809%, (SOFR + 5.50%), 12/12/28	150	150,233
Medical Solutions Holdings, Inc., Term Loan, 8.666%, (SOFR + 3.25%), 11/1/28	196	174,380
National Mentor Holdings, Inc.:
Term Loan, 9.159%, (SOFR + 3.75%), 3/2/28	9	8,664
Term Loan, 9.165%, (SOFR + 3.75%), 3/2/28(18)	317	289,865
Pacific Dental Services LLC, Term Loan, 8.571%, (SOFR + 3.25%), 3/15/31	125	125,449
Phoenix Guarantor, Inc., Term Loan, 8.566%, (SOFR + 3.25%), 2/21/31	230	228,562
Select Medical Corp., Term Loan, 8.316%, (SOFR + 3.00%), 3/6/27	358	358,784
Surgery Center Holdings, Inc., Term Loan, 8.815%, (SOFR + 3.50%), 12/19/30	195	196,520
		$ 2,485,065

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Health Care Technology — 0.8%
Imprivata, Inc., Term Loan, 9.091%, (SOFR + 3.50%), 12/1/27	170	$ 170,784
MedAssets Software Intermediate Holdings, Inc., Term Loan, 9.424%, (SOFR + 4.00%), 12/18/28	147	124,491
PointClickCare Technologies, Inc., Term Loan, 8.324%, (SOFR + 3.00%), 12/29/27	97	97,728
Project Ruby Ultimate Parent Corp., Term Loan, 8.68%, (SOFR + 3.25%), 3/10/28	170	169,795
Symplr Software, Inc., Term Loan, 9.93%, (SOFR + 4.50%), 12/22/27	146	138,703
Verscend Holding Corp., Term Loan, 11.50%, (USD Prime + 3.00%), 8/27/25	311	310,807
Waystar Technologies, Inc., Term Loan, 9.316%, (SOFR + 4.00%), 10/22/29	241	242,952
		$ 1,255,260
Hotels, Restaurants & Leisure — 2.0%
1011778 BC Unlimited Liability Co., Term Loan, 7.566%, (SOFR + 2.25%), 9/20/30	842	$ 843,843
Caesars Entertainment, Inc., Term Loan, 8.066%, (SOFR + 2.75%), 2/6/31	325	325,914
Carnival Corp., Term Loan, 8.067%, (SOFR + 2.75%), 10/18/28	285	286,288
ClubCorp Holdings, Inc., Term Loan, 10.564%, (SOFR + 5.00%), 9/18/26	248	249,047
Fertitta Entertainment LLC, Term Loan, 9.069%, (SOFR + 3.75%), 1/27/29	225	225,402
Flutter Financing BV, Term Loan, 7.559%, (SOFR + 2.25%), 11/25/30	449	450,278
IRB Holding Corp., Term Loan, 8.166%, (SOFR + 2.75%), 12/15/27	243	243,743
Playa Resorts Holding BV, Term Loan, 8.565%, (SOFR + 3.25%), 1/5/29	198	198,559
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.816%, (SOFR + 2.50%), 8/25/28	122	122,004
		$ 2,945,078
Household Durables — 0.3%
ACProducts, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 5/17/28	267	$ 232,559
Serta Simmons Bedding LLC:
Term Loan, 12.924%, (SOFR + 7.50%), 6/29/28	252	222,080
Term Loan, 6/29/28(17)	27	26,888
		$ 481,527
Borrower/Description	Principal Amount* (000's omitted)	Value
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 9.314%, (SOFR + 3.75%), 12/22/26	194	$ 193,887
		$ 193,887
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, Term Loan, 7.566%, (SOFR + 2.25%), 7/31/30	159	$ 159,007
		$ 159,007
Industrial Conglomerates — 0.2%
Kohler Energy Co. LLC, Term Loan, 1/30/31(17)	325	$ 326,117
		$ 326,117
Insurance — 1.3%
Alliant Holdings Intermediate LLC, Term Loan, 8.819%, (SOFR + 3.50%), 11/6/30	122	$ 122,176
AmWINS Group, Inc., Term Loan, 7.68%, (SOFR + 2.25%), 2/19/28	605	605,762
HUB International Ltd., Term Loan, 8.575%, (SOFR + 3.25%), 6/20/30	545	548,138
Ryan Specialty Group LLC, Term Loan, 8.066%, (SOFR + 2.75%), 9/1/27	265	266,204
USI, Inc., Term Loan, 8.302%, (SOFR + 3.00%), 11/22/29	374	375,635
		$ 1,917,915
Interactive Media & Services — 0.1%
Getty Images, Inc., Term Loan, 9.909%, (SOFR + 4.50%), 2/19/26	91	$ 91,729
Match Group, Inc., Term Loan, 7.233%, (SOFR + 1.75%), 2/13/27	100	99,916
		$ 191,645
IT Services — 2.3%
Asurion LLC:
Term Loan, 8.68%, (SOFR + 3.25%), 12/23/26	484	$ 473,735
Term Loan, 8.68%, (SOFR + 3.25%), 7/31/27	39	37,782
Term Loan, 9.416%, (SOFR + 4.00%), 8/19/28	219	213,322
Term Loan - Second Lien, 10.68%, (SOFR + 5.25%), 1/31/28	50	45,723
Endure Digital, Inc., Term Loan, 8.939%, (SOFR + 3.50%), 2/10/28	438	424,975
Gainwell Acquisition Corp., Term Loan, 9.409%, (SOFR + 4.00%), 10/1/27	823	787,725
Go Daddy Operating Co. LLC, Term Loan, 7.316%, (SOFR + 2.00%), 11/9/29	575	576,045

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
IT Services (continued)
Informatica LLC, Term Loan, 8.18%, (SOFR + 2.75%), 10/27/28	368	$ 368,602
Rackspace Technology Global, Inc.:
Term Loan, 11.552%, (SOFR + 6.25%), 5/15/28	74	74,419
Term Loan - Second Lien, 8.186%, (SOFR + 2.75%), 5/15/28	369	177,272
Sedgwick Claims Management Services, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 2/24/28	166	167,152
		$ 3,346,752
Life Sciences Tools & Services — 0.4%
Catalent Pharma Solutions, Inc., Term Loan, 7.43%, (SOFR + 2.00%), 2/22/28	143	$ 143,423
IQVIA, Inc., Term Loan, 7.309%, (SOFR + 2.00%), 1/2/31	200	200,622
Packaging Coordinators Midco, Inc., Term Loan, 9.071%, (SOFR + 3.50%), 11/30/27	218	219,467
Sotera Health Holdings LLC, Term Loan, 8.18%, (SOFR + 2.75%), 12/11/26	100	99,969
		$ 663,481
Machinery — 1.3%
Alliance Laundry Systems LLC, Term Loan, 8.90%, (SOFR + 3.50%), 10/8/27(18)	151	$ 151,287
American Trailer World Corp., Term Loan, 9.166%, (SOFR + 3.75%), 3/3/28	34	33,488
Apex Tool Group LLC:
Term Loan, 15.315%, (SOFR + 10.00%), 2/8/30	147	143,067
Term Loan - Second Lien, 12.566%, (SOFR + 7.25%), 8.566% cash, 4.00% PIK, 2/8/29	63	62,578
Conair Holdings LLC, Term Loan, 9.18%, (SOFR + 3.75%), 5/17/28	219	217,984
CPM Holdings, Inc., Term Loan, 9.827%, (SOFR + 4.50%), 9/28/28	46	46,580
EMRLD Borrower LP, Term Loan, 7.816%, (SOFR + 2.50%), 5/31/30	117	116,924
Filtration Group Corp., Term Loan, 8.93%, (SOFR + 3.50%), 10/21/28	98	97,825
Gates Global LLC, Term Loan, 7.916%, (SOFR + 2.50%), 3/31/27	264	265,540
Icebox Holdco III, Inc., Term Loan, 9.321%, (SOFR + 3.75%), 12/22/28	123	122,519
SPX Flow, Inc., Term Loan, 9.916%, (SOFR + 4.50%), 4/5/29	174	175,459
Borrower/Description	Principal Amount* (000's omitted)	Value
Machinery (continued)
Titan Acquisition Ltd., Term Loan, 10.317%, (SOFR + 5.00%), 2/1/29	125	$ 125,781
TK Elevator U.S. Newco, Inc., Term Loan, 8.791%, (SOFR + 3.50%), 4/30/30	318	319,257
		$ 1,878,289
Media — 0.3%
Gray Television, Inc.:
Term Loan, 7.942%, (SOFR + 2.50%), 1/2/26	82	$ 81,278
Term Loan, 8.442%, (SOFR + 3.00%), 12/1/28	146	137,179
Hubbard Radio LLC, Term Loan, 9.816%, (SOFR + 4.50%), 3/28/25	63	51,860
iHeartCommunications, Inc., Term Loan, 8.43%, (SOFR + 3.00%), 5/1/26	67	58,324
Sinclair Television Group, Inc., Term Loan, 8.091%, (SOFR + 2.50%), 9/30/26	95	89,163
		$ 417,804
Metals/Mining — 0.2%
PMHC II, Inc., Term Loan, 9.706%, (SOFR + 4.25%), 4/23/29	198	$ 195,436
Zekelman Industries, Inc., Term Loan, 7.568%, (SOFR + 2.25%), 1/24/31	119	119,597
		$ 315,033
Oil, Gas & Consumable Fuels — 0.4%
Freeport LNG Investments LLP, Term Loan, 9.086%, (SOFR + 3.50%), 12/21/28	97	$ 96,590
Matador Bidco SARL, Term Loan, 9.916%, (SOFR + 4.50%), 10/15/26	131	131,457
Oryx Midstream Services Permian Basin LLC, Term Loan, 8.436%, (SOFR + 3.00%), 10/5/28	146	146,381
UGI Energy Services LLC, Term Loan, 8.666%, (SOFR + 3.25%), 2/22/30	217	218,514
		$ 592,942
Pharmaceuticals — 0.9%
Bausch Health Cos., Inc., Term Loan, 10.668%, (SOFR + 5.25%), 2/1/27	383	$ 323,111
Elanco Animal Health, Inc., Term Loan, 7.177%, (SOFR + 1.75%), 8/1/27	269	268,340
Jazz Financing Lux SARL, Term Loan, 8.43%, (SOFR + 3.00%), 5/5/28	219	220,452
Mallinckrodt International Finance SA:
Term Loan, 12.819%, (SOFR + 7.50%), 11/14/28	70	78,006

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Mallinckrodt International Finance SA: (continued)
Term Loan - Second Lien, 14.819%, (SOFR + 9.50%), 11/14/28		395	$ 431,872
			$ 1,321,781
Professional Services — 1.3%
AlixPartners LLP, Term Loan, 7.93%, (SOFR + 2.50%), 2/4/28		218	$ 219,085
Camelot U.S. Acquisition LLC, Term Loan, 8.066%, (SOFR + 2.75%), 1/31/31		345	346,043
CoreLogic, Inc., Term Loan, 8.93%, (SOFR + 3.50%), 6/2/28		238	230,502
Deerfield Dakota Holding LLC, Term Loan, 9.059%, (SOFR + 3.75%), 4/9/27		313	312,812
Employbridge Holding Co., Term Loan, 10.314%, (SOFR + 4.75%), 7/19/28		219	178,458
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 7.605%, (1 mo. EURIBOR + 3.75%), 7/15/29	EUR	111	118,519
Teneo Holdings LLC, Term Loan, 10.066%, (SOFR + 4.75%), 3/13/31		150	151,344
Trans Union LLC, Term Loan, 7.316%, (SOFR + 2.00%), 12/1/28		183	183,178
Wood Mackenzie Ltd., Term Loan, 8.814%, (SOFR + 3.50%), 2/7/31		175	175,995
			$ 1,915,936
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 8.18%, (SOFR + 2.75%), 8/21/25		14	$ 14,249
Term Loan, 8.666%, (SOFR + 3.25%), 1/31/30		404	405,348
Term Loan, 9.066%, (SOFR + 3.75%), 1/31/30		167	167,313
			$ 586,910
Road & Rail — 0.3%
Kenan Advantage Group, Inc., Term Loan, 9.066%, (SOFR + 3.75%), 1/25/29		340	$ 339,924
Uber Technologies, Inc., Term Loan, 8.079%, (SOFR + 2.75%), 3/3/30		88	88,215
			$ 428,139
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29		172	$ 172,091
			$ 172,091
Borrower/Description	Principal Amount* (000's omitted)	Value
Software — 5.5%
Applied Systems, Inc., Term Loan, 8.809%, (SOFR + 3.50%), 2/24/31	673	$ 678,309
AppLovin Corp., Term Loan, 7.816%, (SOFR + 2.50%), 8/16/30	207	207,575
Astra Acquisition Corp.:
Term Loan, 10.578%, (SOFR + 5.25%), 10/25/28	119	60,494
Term Loan, 12.078%, (SOFR + 6.75%), 2/25/28	27	26,517
Term Loan, 2/25/28(17)	57	55,990
Term Loan - Second Lien, 14.439%, (SOFR + 8.88%), 10/25/29	250	70,816
Banff Merger Sub, Inc., Term Loan, 9.566%, (SOFR + 4.25%), 12/29/28	341	343,284
Central Parent, Inc., Term Loan, 9.309%, (SOFR + 4.00%), 7/6/29	323	324,160
Cloud Software Group, Inc., Term Loan, 9.909%, (SOFR + 4.50%), 3/30/29(18)	223	222,978
Cloudera, Inc., Term Loan, 9.166%, (SOFR + 3.75%), 10/8/28	490	488,652
Constant Contact, Inc., Term Loan, 9.561%, (SOFR + 4.00%), 2/10/28	269	262,733
Cornerstone OnDemand, Inc., Term Loan, 9.18%, (SOFR + 3.75%), 10/16/28	196	188,038
Delta TopCo, Inc.:
Term Loan, 9.121%, (SOFR + 3.75%), 12/1/27	218	218,809
Term Loan - Second Lien, 12.621%, (SOFR + 7.25%), 12/1/28	300	302,063
E2open LLC, Term Loan, 8.93%, (SOFR + 3.50%), 2/4/28	122	122,193
ECI Macola Max Holding LLC, Term Loan, 9.052%, (SOFR + 3.75%), 5/31/30	219	219,851
Epicor Software Corp.:
Term Loan, 8.68%, (SOFR + 3.25%), 7/30/27	96	96,390
Term Loan, 9.066%, (SOFR + 3.75%), 7/30/27	125	125,545
GoTo Group, Inc.:
Term Loan, 10.173%, (SOFR + 4.75%), 4/30/28	143	136,868
Term Loan - Second Lien, 10.173%, (SOFR + 4.75%), 4/30/28	120	91,429
Ivanti Software, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 12/1/27	213	197,861
Magenta Buyer LLC, Term Loan, 10.591%, (SOFR + 5.00%), 7/27/28	287	145,915
Marcel LUX IV SARL, Term Loan, 9.81%, (SOFR + 4.50%), 11/11/30	175	175,544
Maverick Bidco, Inc., Term Loan, 9.23%, (SOFR + 3.75%), 5/18/28	97	96,765
McAfee LLC, Term Loan, 9.177%, (SOFR + 3.75%), 3/1/29	393	394,368

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
Open Text Corp., Term Loan, 8.166%, (SOFR + 2.75%), 1/31/30	184	$ 184,327
Polaris Newco LLC, Term Loan, 9.591%, (SOFR + 4.00%), 6/2/28	366	363,568
Proofpoint, Inc., Term Loan, 8.68%, (SOFR + 3.25%), 8/31/28	367	368,350
RealPage, Inc., Term Loan, 8.43%, (SOFR + 3.00%), 4/24/28	390	376,520
Sabre GLBL, Inc., Term Loan, 9.666%, (SOFR + 4.25%), 6/30/28	175	154,109
SolarWinds Holdings, Inc., Term Loan, 8.566%, (SOFR + 3.25%), 2/5/27	248	248,856
SS&C European Holdings SARL, Term Loan, 7.18%, (SOFR + 1.75%), 4/16/25	121	120,831
SS&C Technologies, Inc., Term Loan, 7.18%, (SOFR + 1.75%), 4/16/25	128	127,882
UKG, Inc., Term Loan, 8.814%, (SOFR + 3.50%), 2/10/31	653	656,794
Veritas U.S., Inc., Term Loan, 10.43%, (SOFR + 5.00%), 9/1/25	386	355,632
		$ 8,210,016
Specialty Retail — 0.9%
Great Outdoors Group LLC, Term Loan, 9.18%, (SOFR + 3.75%), 3/6/28	387	$ 387,655
Hoya Midco LLC, Term Loan, 8.58%, (SOFR + 3.25%), 2/3/29	74	73,777
Les Schwab Tire Centers, Term Loan, 8.317%, (SOFR + 3.00%), 4/23/31	486	486,775
Mattress Firm, Inc., Term Loan, 9.814%, (SOFR + 4.25%), 9/25/28	164	165,022
PetSmart, Inc., Term Loan, 9.166%, (SOFR + 3.75%), 2/11/28	219	215,872
		$ 1,329,101
Trading Companies & Distributors — 1.0%
Foundation Building Materials Holding Co. LLC, Term Loan, 9.33%, (SOFR + 4.00%), 1/29/31(18)	175	$ 176,531
Park River Holdings, Inc., Term Loan, 8.814%, (SOFR + 3.25%), 12/28/27	97	95,954
Spin Holdco, Inc., Term Loan, 9.585%, (SOFR + 4.00%), 3/4/28	582	516,598
SRS Distribution, Inc., Term Loan, 8.93%, (SOFR + 3.50%), 6/2/28	146	147,097
Borrower/Description	Principal Amount* (000's omitted)	Value
Trading Companies & Distributors (continued)
White Cap Buyer LLC, Term Loan, 9.066%, (SOFR + 3.75%), 10/19/27	314	$ 315,105
Windsor Holdings III LLC, Term Loan, 9.319%, (SOFR + 4.00%), 8/1/30	174	175,912
		$ 1,427,197
Transportation Infrastructure — 0.1%
Brown Group Holding LLC, Term Loan, 8.166%, (SOFR + 2.75%), 6/7/28	183	$ 183,760
		$ 183,760
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd., Term Loan, 12.075%, (SOFR + 6.75%), 5/25/27	123	$ 117,376
		$ 117,376
Total Senior Floating-Rate Loans (identified cost $50,466,468)		$ 49,480,650

Sovereign Government Bonds — 16.8%
Security	Principal Amount* (000's omitted)		Value
Albania — 0.5%
Albania Government International Bonds:
3.50%, 11/23/31(14)	EUR	100	$ 96,189
5.90%, 6/9/28(14)	EUR	627	689,844
			$ 786,033
Angola — 0.6%
Angola Government International Bonds:
8.75%, 4/14/32(14)		810	$ 734,945
9.125%, 11/26/49(14)		200	166,914
			$ 901,859
Argentina — 0.2%
Argentina Republic Government International Bonds:
3.50% to 7/9/29, 7/9/41(3)		100	$ 43,916
3.625% to 7/9/24, 7/9/35(3)		300	138,384
4.25% to 7/9/24, 1/9/38(3)		350	179,226
			$ 361,526

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Bahamas — 0.1%
Bahamas Government International Bonds, 8.95%, 10/15/32(14)		200	$ 192,945
			$ 192,945
Bahrain — 0.4%
Bahrain Government International Bonds:
5.625%, 9/30/31(14)		350	$ 323,400
6.75%, 9/20/29(14)		200	199,460
			$ 522,860
Barbados — 0.2%
Barbados Government International Bonds, 6.50%, 10/1/29(1)		271	$ 256,542
			$ 256,542
Benin — 0.7%
Benin Government International Bonds:
4.875%, 1/19/32(14)	EUR	241	$ 218,571
4.95%, 1/22/35(14)	EUR	220	190,241
6.875%, 1/19/52(14)	EUR	445	387,562
7.96%, 2/13/38(14)		200	189,070
			$ 985,444
Cameroon — 0.1%
Republic of Cameroon International Bonds, 5.95%, 7/7/32(14)	EUR	100	$ 83,855
			$ 83,855
Chile — 0.3%
Chile Government International Bonds, 2.55%, 7/27/33		550	$ 433,650
			$ 433,650
Colombia — 0.3%
Colombia Government International Bonds:
3.25%, 4/22/32		420	$ 316,890
4.125%, 5/15/51		200	117,232
			$ 434,122
Costa Rica — 0.1%
Costa Rica Government International Bonds, 6.55%, 4/3/34(14)		200	$ 203,045
			$ 203,045
Security	Principal Amount* (000's omitted)		Value
Croatia — 0.1%
Croatia Government International Bonds, 1.75%, 3/4/41(14)	EUR	100	$ 78,793
			$ 78,793
Dominican Republic — 0.4%
Dominican Republic International Bonds:
5.875%, 1/30/60(14)		191	$ 156,154
5.95%, 1/25/27(14)		200	196,654
6.00%, 7/19/28(14)		200	195,975
			$ 548,783
Ecuador — 0.6%
Ecuador Government International Bonds:
0.00%, 7/31/30(14)		385	$ 210,808
2.50% to 7/31/24, 7/31/40(3)(14)		1,275	532,798
3.50% to 7/31/24, 7/31/35(3)(14)		65	36,083
6.00% to 7/31/24, 7/31/30(3)(14)		120	85,110
			$ 864,799
Egypt — 1.4%
Egypt Government International Bonds:
5.625%, 4/16/30(14)	EUR	402	$ 343,621
7.053%, 1/15/32(14)		276	224,859
7.903%, 2/21/48(14)		200	145,674
8.15%, 11/20/59(14)		200	145,715
8.50%, 1/31/47(14)		1,030	788,980
8.70%, 3/1/49(14)		200	155,632
8.875%, 5/29/50(14)		405	319,545
			$ 2,124,026
El Salvador — 0.3%
El Salvador Government International Bonds:
6.375%, 1/18/27(14)		220	$ 195,859
7.65%, 6/15/35(14)		10	7,247
8.25%, 4/10/32(14)		288	231,758
			$ 434,864
Ethiopia — 0.4%
Ethiopia International Bonds, 6.625%, 12/11/24(14)(15)		875	$ 619,727
			$ 619,727
Ghana — 0.5%
Ghana Government International Bonds:
7.625%, 5/16/29(14)(15)		490	$ 238,728

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Ghana (continued)
Ghana Government International Bonds: (continued)
7.75%, 4/7/29(14)(15)		290	$ 141,479
8.125%, 3/26/32(14)(15)		290	141,307
8.627%, 6/16/49(14)(15)		320	152,242
8.875%, 5/7/42(14)(15)		290	140,798
			$ 814,554
Guatemala — 0.1%
Guatemala Government Bonds, 5.375%, 4/24/32(14)		200	$ 186,719
			$ 186,719
Hungary — 0.4%
Hungary Government International Bonds:
2.125%, 9/22/31(14)		310	$ 239,197
6.25%, 9/22/32(1)(14)		400	404,165
			$ 643,362
India — 0.2%
Export-Import Bank of India, 2.25%, 1/13/31(14)		368	$ 296,888
			$ 296,888
Indonesia — 0.4%
Indonesia Government International Bonds:
4.70%, 2/10/34		400	$ 377,539
5.10%, 2/10/54		266	241,781
			$ 619,320
Ivory Coast — 0.6%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(14)	EUR	325	$ 272,065
6.875%, 10/17/40(14)	EUR	300	268,874
8.25%, 1/30/37(14)		392	375,732
			$ 916,671
Jordan — 0.1%
Jordan Government International Bonds, 5.85%, 7/7/30(14)		200	$ 180,248
			$ 180,248
Kazakhstan — 0.2%
Kazakhstan Government International Bonds, 6.50%, 7/21/45(14)		210	$ 230,391
			$ 230,391
Security	Principal Amount* (000's omitted)		Value
Kenya — 0.6%
Republic of Kenya Government International Bonds:
7.25%, 2/28/28(14)		200	$ 188,864
9.75%, 2/16/31(14)		660	662,475
			$ 851,339
Lebanon — 0.0%(9)
Lebanon Government International Bonds:
6.10%, 10/4/22(14)(15)		200	$ 13,120
6.375%, 3/9/20(15)		385	25,506
			$ 38,626
Mexico — 0.4%
Mexico Government International Bonds:
4.875%, 5/19/33		250	$ 228,415
5.00%, 4/27/51		200	159,533
5.40%, 2/9/28		210	207,843
			$ 595,791
Montenegro — 0.2%
Montenegro Government International Bonds, 7.25%, 3/12/31(14)		243	$ 243,363
			$ 243,363
Nigeria — 0.3%
Nigeria Government International Bonds:
7.375%, 9/28/33(14)		200	$ 166,606
7.875%, 2/16/32(14)		200	175,545
8.25%, 9/28/51(14)		200	157,388
			$ 499,539
North Macedonia — 0.4%
North Macedonia Government International Bonds:
1.625%, 3/10/28(14)	EUR	370	$ 345,747
6.96%, 3/13/27(14)	EUR	245	273,849
			$ 619,596
Oman — 0.4%
Oman Government International Bonds:
6.25%, 1/25/31(14)		200	$ 202,312
7.375%, 10/28/32(14)		351	379,329
			$ 581,641

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)		Value
Pakistan — 0.1%
Pakistan Government International Bonds, 7.375%, 4/8/31(14)		200	$ 159,161
			$ 159,161
Panama — 0.5%
Panama Government International Bonds:
3.16%, 1/23/30		200	$ 163,415
6.70%, 1/26/36		622	585,429
			$ 748,844
Paraguay — 0.2%
Paraguay Government International Bonds, 4.95%, 4/28/31(14)		259	$ 243,590
			$ 243,590
Peru — 0.2%
Peru Government International Bonds:
2.783%, 1/23/31		150	$ 124,860
3.00%, 1/15/34		150	117,862
3.30%, 3/11/41		170	120,768
			$ 363,490
Philippines — 0.3%
Philippines Government International Bonds:
5.00%, 7/17/33		240	$ 232,362
5.50%, 1/17/48		230	222,118
			$ 454,480
Romania — 0.4%
Romania Government International Bonds:
1.75%, 7/13/30(14)	EUR	192	$ 166,726
2.75%, 2/26/26(14)	EUR	84	87,825
3.375%, 1/28/50(14)	EUR	150	108,052
6.625%, 9/27/29(14)	EUR	160	183,776
			$ 546,379
Serbia — 0.2%
Serbia International Bonds, 2.125%, 12/1/30(14)		405	$ 316,412
			$ 316,412
Sri Lanka — 0.6%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(14)(15)		370	$ 211,284
6.20%, 5/11/27(14)(15)		450	256,575
Security	Principal Amount* (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government International Bonds: (continued)
6.85%, 11/3/25(14)(15)		704	$ 403,539
			$ 871,398
Suriname — 0.7%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(1)		644	$ 597,886
9.00%, 12/31/50(1)		569	428,742
			$ 1,026,628
Tunisia — 0.1%
Tunisian Republic, 6.375%, 7/15/26(14)	EUR	218	$ 195,443
			$ 195,443
Turkey — 0.5%
Turkiye Government International Bonds:
4.25%, 4/14/26		200	$ 193,378
4.875%, 4/16/43		200	137,250
6.125%, 10/24/28		300	292,275
6.75%, 5/30/40		200	177,013
			$ 799,916
Ukraine — 0.2%
Ukraine Government International Bonds:
0.00%, GDP-Linked, 8/1/41(14)(15)(21)		83	$ 44,500
7.253%, 3/15/35(14)(15)		200	50,066
7.75%, 9/1/24(14)(15)		376	120,200
7.75%, 9/1/25(14)(15)		100	31,851
7.75%, 9/1/28(14)(15)		200	56,696
			$ 303,313
United Arab Emirates — 0.5%
Finance Department Government of Sharjah:
4.375%, 3/10/51(14)		200	$ 133,797
6.50%, 11/23/32(1)(14)		540	547,114
			$ 680,911
Uruguay — 0.3%
Uruguay Government International Bonds:
4.375%, 1/23/31		150	$ 144,288
5.10%, 6/18/50		130	118,722
5.75%, 10/28/34		140	143,582
			$ 406,592

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Uzbekistan — 0.1%
Republic of Uzbekistan International Bonds, 5.375%, 2/20/29(14)	200	$ 183,637
		$ 183,637
Venezuela — 0.1%
Venezuela Government International Bonds:
6.00%, 12/9/20(14)(15)	75	$ 12,191
7.00%, 3/31/38(14)(15)	60	10,328
7.65%, 4/21/25(14)(15)	146	26,684
7.75%, 10/13/19(14)(15)	20	3,448
8.25%, 10/13/24(14)(15)	164	30,212
9.00%, 5/7/23(14)(15)	49	9,588
9.25%, 9/15/27(15)	186	39,953
9.25%, 5/7/28(14)(15)	145	28,818
9.375%, 1/13/34(15)	20	4,150
11.75%, 10/21/26(14)(15)	25	5,323
11.95%, 8/5/31(14)(15)	50	10,883
12.75%, 8/23/22(14)(15)	23	4,947
		$ 186,525
Zambia — 0.3%
Zambia Government International Bonds, 5.375%, 9/20/22(14)(15)	577	$ 382,071
		$ 382,071
Total Sovereign Government Bonds (identified cost $25,339,257)		$ 25,019,711

Sovereign Loans — 0.8%
Borrower/Description	Principal Amount (000's omitted)	Value
Tanzania — 0.8%
Government of the United Republic of Tanzania, Term Loan, 12.022%, (6 mo. SOFR + 6.30%), 4/28/31(2)	$1,202	$ 1,229,460
Total Sovereign Loans (identified cost $1,202,353)		$ 1,229,460

U.S. Government Agency Mortgage-Backed Securities — 15.7%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.462%, (COF + 1.254%), 1/1/35(22)	$122	$ 119,426
5.00%, 8/1/52	2,366	2,250,423
6.15%, 7/20/27	36	35,741
7.50%, 11/17/24	3	3,050
9.00%, 3/1/31	2	2,534
Federal National Mortgage Association:
5.00%, with various maturities to 2040	555	546,906
5.50%, with various maturities to 2033	373	373,653
6.159%, (6 mo. RFUCCT + 1.541%), 9/1/37(22)	115	116,505
6.35%, (COF + 2.004%), 7/1/32(22)	74	75,751
6.50%, 12/1/30	5	5,260
Government National Mortgage Association:
4.50%, 10/15/47	116	109,162
5.00%, 6/20/52	1,864	1,789,443
5.50%, 30-Year, TBA(23)	5,450	5,336,704
5.50%, with various maturities to 2062	1,631	1,604,705
6.00%, 30-Year, TBA(23)	5,300	5,290,101
6.00%, with various maturities to 2054	747	752,452
6.50%, 30-Year, TBA(23)	300	303,009
6.50%, 1/20/54	498	509,657
7.00%, 2/20/54	1,151	1,190,251
7.50%, with various maturities to 2054	1,190	1,240,725
8.00%, 3/15/34	171	174,610
8.50%, 1/20/49	1,166	1,174,925
Uniform Mortgage-Backed Security, 5.50%, 30-Year, TBA(23)	300	291,387
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $23,735,941)		$ 23,296,380

Miscellaneous — 0.0%
Security	Principal Amount	Value
Pharmaceuticals — 0.0%
Endo Design LLC, Escrow Certificates(10)(12)	$500,000	$ 0
Total Miscellaneous (identified cost $22,857)		$ 0

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 10.1%
Affiliated Fund — 9.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(24)	14,561,377	$ 14,561,377
Total Affiliated Fund (identified cost $14,561,377)		$ 14,561,377

U.S. Treasury Obligations — 0.3%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 5/9/24(25)	$169	$ 168,802
0.00%, 6/13/24(25)	167	165,951
0.00%, 6/20/24	164	162,799
Total U.S. Treasury Obligations (identified cost $497,572)		$ 497,552
Total Short-Term Investments (identified cost $15,058,949)		$ 15,058,929
Total Investments — 126.9% (identified cost $204,587,863)		$188,617,580
Less Unfunded Loan Commitments — (0.0)%(9)		$ (1,073)
Net Investments — 126.9% (identified cost $204,586,790)		$188,616,507
Other Assets, Less Liabilities — (26.9)%		$ (40,039,335)
Net Assets — 100.0%		$148,577,172
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $51,616,356 or 34.7% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(3)	Step coupon security. Interest rate represents the rate in effect at April 30, 2024.
(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2024.
(6)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2024.
(8)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 9).
(9)	Amount is less than 0.05% or (0.05)%, as applicable.
(10)	Non-income producing security.
(11)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(12)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(13)	Restricted security (see Note 6).
(14)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2024, the aggregate value of these securities is $18,906,593 or 12.7% of the Fund's net assets.
(15)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(16)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(17)	This Senior Loan will settle after April 30, 2024, at which time the interest rate will be determined.
(18)	The stated interest rate represents the weighted average interest rate at April 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(19)	Principal amount is less than $500.
(20)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2024, the total value of unfunded loan commitments is $870. See Note 1F for description.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

(21)	Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.
(22)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2024.
(23)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(24)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.
(25)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	78,028	USD	85,280	6/20/24	$ (1,842)
USD	1,007,887	EUR	922,183	6/20/24	21,773
USD	841,312	EUR	769,773	6/20/24	18,175
USD	784,708	EUR	717,982	6/20/24	16,952
USD	743,055	EUR	679,870	6/20/24	16,052
USD	685,533	EUR	627,241	6/20/24	14,809
USD	197,486	EUR	180,693	6/20/24	4,266
USD	156,568	EUR	143,254	6/20/24	3,382
USD	188,637	EUR	173,824	6/20/24	2,763
USD	2,634	EUR	2,410	6/20/24	57
					$96,387
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,473,483	EUR	1,362,717	Standard Chartered Bank	5/3/24	$ 19,191	$ —
EUR	100,000	USD	106,316	UBS AG	5/10/24	433	—
USD	104,795	EUR	98,446	Citibank, N.A.	5/10/24	—	(295)
USD	89,480	EUR	83,497	UBS AG	5/10/24	348	—
USD	1,458,928	EUR	1,362,716	Standard Chartered Bank	6/4/24	2,776	—
						$22,748	$(295)

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	91	Long	6/28/24	$ 9,531,539	$ (179,166)
U.S. 10-Year Treasury Note	23	Long	6/18/24	2,471,063	(61,471)
U.S. Ultra 10-Year Treasury Note	10	Long	6/18/24	1,102,188	(35,675)
Euro-Bobl	(16)	Short	6/6/24	(1,988,067)	26,467
Euro-Bund	(5)	Short	6/6/24	(694,107)	15,208
Euro-Buxl	(4)	Short	6/6/24	(550,334)	17,758
Euro-Schatz	(2)	Short	6/6/24	(224,347)	1,206
U.S. 2-Year Treasury Note	(4)	Short	6/28/24	(810,625)	7,780
U.S. 5-Year Treasury Note	(41)	Short	6/28/24	(4,294,430)	79,311
U.S. 10-Year Treasury Note	(17)	Short	6/18/24	(1,826,438)	39,268
U.S. Long Treasury Bond	(15)	Short	6/18/24	(1,707,188)	72,890
U.S. Ultra-Long Treasury Bond	(20)	Short	6/18/24	(2,391,250)	133,208
					$ 116,784
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$ 2,518	1.00% (pays quarterly)(1)	1.47%	6/20/29	$ (49,969)	$ 38,237	$ (11,732)
Colombia	5,000	1.00% (pays quarterly)(1)	1.88	6/20/29	(194,652)	160,907	(33,745)
Croatia	5,000	1.00% (pays quarterly)(1)	0.84	6/20/29	41,735	(43,073)	(1,338)
Egypt	180	1.00% (pays quarterly)(1)	6.31	12/20/28	(33,582)	50,772	17,190
Hungary	2,200	1.00% (pays quarterly)(1)	1.25	6/20/29	(22,711)	34,282	11,571
Indonesia	3,000	1.00% (pays quarterly)(1)	0.76	6/20/29	35,935	(37,970)	(2,035)
Mexico	2,500	1.00% (pays quarterly)(1)	0.98	6/20/29	4,199	(9,059)	(4,860)
Panama	251	1.00% (pays quarterly)(1)	1.80	6/20/29	(9,652)	9,562	(90)
Peru	2,000	1.00% (pays quarterly)(1)	0.84	6/20/29	17,063	(31,073)	(14,010)
Romania	4,000	1.00% (pays quarterly)(1)	1.52	6/20/29	(88,525)	114,601	26,076
Total	$26,649				$ (300,159)	$287,186	$ (12,973)

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	Citibank, N.A.	$ 1,050	1.00% (pays quarterly)(1)	2.06%	12/20/31	$ (66,405)	$ 116,231	$ 49,826
Ivory Coast	Barclays Bank PLC	1,000	1.00% (pays quarterly)(1)	1.86	6/20/25	(8,355)	16,987	8,632
Ivory Coast	Barclays Bank PLC	588	1.00% (pays quarterly)(1)	3.03	6/20/27	(32,543)	47,844	15,301
Ivory Coast	Deutsche Bank AG	1,369	1.00% (pays quarterly)(1)	2.99	6/20/27	(74,269)	111,550	37,281
Ivory Coast	Deutsche Bank AG	1,525	1.00% (pays quarterly)(1)	2.99	6/20/27	(82,748)	124,138	41,390
Mexico	Citibank, N.A.	688	1.00% (pays quarterly)(1)	1.42	12/20/31	(17,012)	23,485	6,473
Panama	Goldman Sachs International	320	1.00% (pays quarterly)(1)	1.80	6/20/29	(10,973)	10,145	(828)
Total		$6,540				$(292,305)	$450,380	$158,075
*	If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2024, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $33,189,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
COF	– Cost of Funds 11th District
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
RFUCCT	– FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	– Secured Overnight Financing Rate
TBA	– To Be Announced
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $187,935,836)	$ 172,374,569
Affiliated investments, at value (identified cost $16,650,954)	16,241,938
Deposits for derivatives collateral:
Futures contracts	368,346
Centrally cleared derivatives	4,627,396
Foreign currency, at value (identified cost $1,251,586)	1,237,991
Interest receivable	1,454,561
Interest and dividends receivable from affiliated investments	42,342
Receivable for investments sold	19,044,338
Receivable for variation margin on open futures contracts	22,595
Receivable for variation margin on open centrally cleared derivatives	8,493
Receivable for open forward foreign currency exchange contracts	22,748
Receivable for open swap contracts	158,903
Receivable for closed swap contracts	15,848
Tax reclaims receivable	375
Prepaid upfront fees on notes payable	30,204
Trustees' deferred compensation plan	84,014
Prepaid expenses	5,298
Total assets	$215,739,959
Liabilities
Notes payable	$ 38,000,000
Payable for investments purchased	1,780,310
Payable for forward commitment securities	25,312,133
Payable for open forward foreign currency exchange contracts	295
Payable for open swap contracts	828
Upfront receipts on open non-centrally cleared swap contracts	450,380
Due to custodian	1,016,956
Payable to affiliates:
Investment adviser fee	158,626
Trustees' fees	1,003
Trustees' deferred compensation plan	84,014
Accrued expenses	358,242
Total liabilities	$ 67,162,787
Net Assets	$148,577,172
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$ 134,427
Additional paid-in capital	192,943,893
Accumulated loss	(44,501,148)
Net Assets	$148,577,172
Common Shares Issued and Outstanding	13,442,697
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$ 11.05

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income	$ 4,520
Dividend income from affiliated investments	188,726
Interest income	7,306,035
Interest income from affiliated investments	49,064
Other income	73,162
Total investment income	$ 7,621,507
Expenses
Investment adviser fee	$ 849,616
Trustees’ fees and expenses	6,103
Custodian fee	73,060
Transfer and dividend disbursing agent fees	5,985
Legal and accounting services	75,888
Printing and postage	67,112
Interest expense and fees	1,162,838
Miscellaneous	17,026
Total expenses	$ 2,257,628
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 5,435
Total expense reductions	$ 5,435
Net expenses	$ 2,252,193
Net investment income	$ 5,369,314
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (700,440)
Futures contracts	(60,402)
Swap contracts	672,290
Foreign currency transactions	64,215
Forward foreign currency exchange contracts	(80,155)
Net realized loss	$ (104,492)
Change in unrealized appreciation (depreciation):
Investments	$ 8,642,860
Investments - affiliated investments	39,099
Futures contracts	(219,525)
Swap contracts	38,591
Foreign currency	(42,236)
Forward foreign currency exchange contracts	80,141
Net change in unrealized appreciation (depreciation)	$ 8,538,930
Net realized and unrealized gain	$ 8,434,438
Net increase in net assets from operations	$13,803,752

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 5,369,314	$ 10,307,534
Net realized loss	(104,492)	(2,822,847)
Net change in unrealized appreciation (depreciation)	8,538,930	5,784,555
Net increase in net assets from operations	$ 13,803,752	$ 13,269,242
Distributions to shareholders	$ (6,268,331)*	$ (11,686,317)
Tax return of capital to shareholders	$ —	$ (1,463,018)
Capital share transactions:
Reinvestment of distributions	$ —	$ 38,345
Net increase in net assets from capital share transactions	$ —	$ 38,345
Net increase in net assets	$ 7,535,421	$ 158,252
Net Assets
At beginning of period	$ 141,041,751	$ 140,883,499
At end of period	$148,577,172	$141,041,751
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Statement of Cash Flows (Unaudited)

Six Months Ended
April 30, 2024
Cash Flows From Operating Activities
Net increase in net assets from operations	$ 13,803,752
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(166,096,472)
Investments sold and principal repayments	162,260,259
Increase in short-term investments, net	(10,262,158)
Net amortization/accretion of premium (discount)	(144,241)
Amortization of prepaid upfront fees on notes payable	20,050
Increase in interest receivable	(7,458)
Increase in interest and dividends receivable from affiliated investments	(11,763)
Increase in receivable for variation margin on open futures contracts	(22,595)
Decrease in receivable for variation margin on open centrally cleared derivatives	27,862
Increase in receivable for open swap contracts	(29,977)
Increase in receivable for closed swap contracts	(15,848)
Increase in tax reclaims receivable	(260)
Increase in Trustees’ deferred compensation plan	(7,494)
Increase in prepaid expenses	(1,277)
Decrease in payable for variation margin on open futures contracts	(8,765)
Decrease in payable for open swap contracts	(5,942)
Increase in upfront receipts on open non-centrally cleared swap contracts	104,296
Increase in payable to affiliate for investment adviser fee	16,403
Increase in payable to affiliate for Trustees' fees	68
Increase in payable to affiliate for Trustees' deferred compensation plan	7,494
Decrease in accrued expenses	(351,601)
Net change in unrealized (appreciation) depreciation from investments	(8,681,959)
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts (OTC)	(20,088)
Net realized loss from investments	700,440
Net cash used in operating activities	$ (8,727,274)
Cash Flows From Financing Activities
Cash distributions paid	$ (6,268,331)
Proceeds from notes payable	12,500,000
Payment of upfront fees on notes payable	(35,000)
Increase in due to custodian	1,016,956
Net cash provided by financing activities	$ 7,213,625
Net decrease in cash and restricted cash*	$ (1,513,649)
Cash and restricted cash at beginning of period (including foreign currency)	$ 7,747,382
Cash and restricted cash at end of period (including foreign currency)	$ 6,233,733
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$ 1,439,738
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $23,633.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2024
Deposits for derivatives collateral:
Futures contracts	$ 368,346
Centrally cleared derivatives	4,627,396
Foreign currency	1,237,991
Total cash and restricted cash as shown on the Statement of Cash Flows	$6,233,733

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 10.490	$ 10.480	$ 13.310	$ 13.230	$ 14.520	$ 14.750
Income (Loss) From Operations
Net investment income(1)	$ 0.399	$ 0.767	$ 0.559	$ 0.708	$ 0.486	$ 0.731
Net realized and unrealized gain (loss)	0.627	0.221	(2.191)	0.428	(0.871)	(0.121)
Total income (loss) from operations	$ 1.026	$ 0.988	$ (1.632)	$ 1.136	$ (0.385)	$ 0.610
Less Distributions
From net investment income	$ (0.466)*	$ (0.869)	$ (0.667)	$ (0.602)	$ (0.764)	$ (0.840)
Tax return of capital	—	(0.109)	(0.531)	(0.490)	(0.141)	—
Total distributions	$ (0.466)	$ (0.978)	$ (1.198)	$ (1.092)	$ (0.905)	$ (0.840)
Discount on tender offer(1)	$ —	$ —	$ —	$ 0.036	$ —	$ —
Net asset value — End of period	$ 11.050	$ 10.490	$ 10.480	$ 13.310	$ 13.230	$ 14.520
Market value — End of period	$ 10.400	$ 9.950	$ 10.640	$ 13.530	$ 11.850	$ 13.210
Total Investment Return on Net Asset Value(2)	9.97% (3)	10.20%	(12.67)%	9.29%	(1.80)%	4.93%
Total Investment Return on Market Value(2)	9.22% (3)	2.86%	(12.71)%	23.94%	(3.32)%	10.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$148,577	$141,042	$140,883	$178,651	$236,628	$259,649
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.47% (4)(5)	1.44% (5)	1.47% (5)	1.35%	1.48%	1.41%
Interest and fee expense(6)	1.58% (4)	1.24%	0.75%	0.28%	0.57%	1.14%
Total expenses	3.05% (4)(5)	2.68% (5)	2.22% (5)	1.63%	2.05%	2.55%
Net investment income	7.28% (4)	7.14%	4.70%	5.16%	3.59%	4.97%
Portfolio Turnover	93% (3)(7)	231% (7)	182% (7)	76% (7)	47%	46%
Senior Securities:
Total notes payable outstanding (in 000’s)	$ 38,000	$ 25,500	$ 32,000	$ 43,000	$ 55,000	$ 85,000
Asset coverage per $1,000 of notes payable(8)	$ 4,910	$ 6,531	$ 5,403	$ 5,155	$ 5,302	$ 4,055
(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01%, less than 0.01% and less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022, respectively).
(6)	Interest and fee expense relates to borrowings for the purpose of financial leverage (see Note 8).
(7)	Includes the effect of To Be Announced (TBA) transactions.
(8)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration Diversified Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary goal of high current income.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2024, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  Forward Foreign Currency Exchange Contracts—The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

K  Credit Default Swaps—When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
L  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.
M  Stripped Mortgage-Backed Securities—The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.
N  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund intends to make monthly distributions to shareholders and at least one distribution annually of all or substantially all of its net realized capital gains. In its distributions, the Fund intends to include amounts attributable to the imputed interest on foreign currency exposures through long and short positions in forward currency exchange contracts (represented by the difference between the foreign currency spot rate and the foreign currency forward rate) and the imputed interest derived from certain other derivative positions. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. In certain circumstances, a portion of distributions to shareholders may include a return of capital component. For  the six months ended April 30, 2024, the amount of distributions estimated to be a tax return of capital was approximately $603,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $26,675,706 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $10,002,745 are short-term and $16,672,961 are long-term.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 205,410,015
Gross unrealized appreciation	$ 4,328,835
Gross unrealized depreciation	(20,741,617)
Net unrealized depreciation	$ (16,412,782)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily total leveraged assets, subject to the limitation described below, and is payable monthly. Total leveraged assets as referred to herein represent the value of all assets of the Fund (including assets acquired with financial leverage), plus the notional value of long and short forward foreign currency contracts and futures contracts and swaps based upon foreign currencies, issuers or markets held by the Fund, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility/commercial paper program or the issuance of debt securities), (ii) the issuance of preferred stock or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Fund’s investment objectives and policies, and/or (iv) any other means. Accrued expenses includes other liabilities other than indebtedness attributable to leverage. The notional value of a contract for purposes of calculating total leveraged assets is the stated dollar value of the underlying reference instrument at the time the derivative position is entered into and remains constant throughout the life of the derivative contract. However, the derivative contracts are marked-to-market daily and any unrealized appreciation or depreciation is reflected in the Fund’s net assets. When the Fund holds both long and short forward currency contracts in the same foreign currency, the offsetting positions are netted for purposes of determining total leveraged assets. When the Fund holds other long and short positions in foreign obligations in a given country denominated in the same currency, total leveraged assets are calculated by excluding the smaller of the long or short position.
The investment advisory agreement provides that if investment leverage exceeds 40% of the Fund's total leveraged assets, EVM shall not be entitled to receive the above described compensation with respect to total leveraged assets in excess of this amount. As of April 30, 2024, the Fund's investment leverage was 38% of its total leveraged assets. For the six months ended April 30, 2024, the investment adviser fee amounted to $849,616 or 0.75% (annualized) of the Fund’s average daily total leveraged assets and 1.15% (annualized) of the Fund's average daily net assets.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $5,435 relating to the Fund’s investment in the Liquidity Fund.
Trustees and officers of the Fund who are members of EVM's organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and TBA transactions, for the six months ended April 30, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ 26,555,429	$ 35,338,289
U.S. Government and Agency Securities	142,206,649	145,056,817
	$168,762,078	$180,395,106

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Common Shares of Beneficial Interest
The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended April 30, 2024. Common shares issued by the Fund pursuant to its dividend reinvestment plan for the year ended October 31, 2023 were 3,567.
In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2024 and the year ended October 31, 2023.
6  Restricted Securities
At April 30, 2024, the Fund owned the following security (representing less than 0.05% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Common Stocks
Endo, Inc.	4/23/24	73	$ 932	$ 2,090
Total Restricted Securities			$932	$2,090
7  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:
Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.
Interest Rate Risk: The Fund utilizes futures contracts to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund's net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2024, the fair value of derivatives with credit-related contingent features in a net liability position was $292,600. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $172,416 at April 30, 2024.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2024 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Accumulated loss	$ 98,932*	$ 98,229*	$ 393,096*	$ 590,257
Receivable for open forward foreign currency exchange contracts	—	22,748	—	22,748
Total Asset Derivatives	$ 98,932	$120,977	$ 393,096	$ 613,005
Derivatives not subject to master netting or similar agreements	$ 98,932	$ 98,229	$ 393,096	$ 590,257
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 22,748	$ —	$ 22,748
Accumulated loss	$ (399,091)*	$ (1,842)*	$ (276,312)*	$ (677,245)
Payable for open forward foreign currency exchange contracts	—	(295)	—	(295)
Payable/Receivable for open swap contracts; Upfront receipts on open non-centrally cleared swap contracts	(292,305)	—	—	(292,305)
Total Liability Derivatives	$(691,396)	$ (2,137)	$(276,312)	$(969,845)
Derivatives not subject to master netting or similar agreements	$(399,091)	$ (1,842)	$(276,312)	$(677,245)
Total Liability Derivatives subject to master netting or similar agreements	$(292,305)	$ (295)	$ —	$(292,600)
*	For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Fund's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$ 21,967	$ —	$ —	$ —	$ 21,967
UBS AG	781	—	—	—	781
	$22,748	$ —	$ —	$ —	$22,748

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Barclays Bank PLC	$ (40,898)	$ —	$ —	$ —	$ (40,898)
Citibank, N.A.	(83,712)	—	83,712	—	—
Deutsche Bank AG	(157,017)	—	—	—	(157,017)
Goldman Sachs International	(10,973)	—	—	—	(10,973)
	$(292,600)	$ —	$83,712	$ —	$(208,888)
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2024 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Futures contracts	$ —	$ —	$ (60,402)	$ (60,402)
Swap contracts	672,290	—	—	672,290
Forward foreign currency exchange contracts	—	(80,155)	—	(80,155)
Total	$672,290	$(80,155)	$ (60,402)	$ 531,733
Change in unrealized appreciation (depreciation):
Futures contracts	$ —	$ —	$ (219,525)	$ (219,525)
Swap contracts	38,591	—	—	38,591
Forward foreign currency exchange contracts	—	80,141	—	80,141
Total	$ 38,591	$ 80,141	$(219,525)	$(100,793)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2024, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts
$9,872,000	$13,133,000	$8,250,000	$30,333,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

8  Credit Agreement
The Fund has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $70 million ($75 million prior to March 12, 2024) pursuant to a revolving line of credit. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the Secured Overnight Financing Rate (SOFR) and is payable monthly. Under the terms of the Agreement, in effect through March 11, 2025, the Fund pays a commitment fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 12, 2024, the Fund paid an upfront fee of $35,000, which is being amortized to interest expense through March 11, 2025. The unamortized balance at April 30, 2024 is approximately $30,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. The Fund is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2024, the Fund had borrowings outstanding under the Agreement of $38,000,000 at an annual interest rate of 6.32%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2024 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2024. For the six months ended April 30, 2024, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $34,118,132 and 6.31%, respectively.
9  Affiliated Investments
At April 30, 2024, the value of the Fund’s investment in issuers and funds that may be deemed to be affiliated was $16,241,938, which represents 10.9% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class B, 4.499%, 6/15/47	$ 219,763	$ —	$ —	$ —	$ 5,580	$ 225,782	$ 5,803	$ 240,000
Series 2016-C29, Class D, 3.00%, 5/15/49	724,848	—	—	—	89,137	816,874	17,890	1,000,000
Series 2016-C32, Class D, 3.396%, 12/15/49	165,101	—	—	—	(1,697)	164,199	5,040	250,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49	523,854	—	—	—	(53,921)	473,706	20,331	1,000,000
Short-Term Investments
Liquidity Fund	4,286,237	58,490,125	(48,214,985)	—	—	14,561,377	188,726	14,561,377
Total				$ —	$ 39,099	$16,241,938	$237,790
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

At April 30, 2024, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 21,306,429	$ —	$ 21,306,429
Collateralized Mortgage Obligations	—	22,298,418	—	22,298,418
Commercial Mortgage-Backed Securities	—	11,067,458	—	11,067,458
Common Stocks	4,206	910,959	6,400	921,565
Corporate Bonds	—	18,938,580	—	18,938,580
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	49,396,551	83,026	49,479,577
Sovereign Government Bonds	—	25,019,711	—	25,019,711
Sovereign Loans	—	1,229,460	—	1,229,460
U.S. Government Agency Mortgage-Backed Securities	—	23,296,380	—	23,296,380
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	14,561,377	—	—	14,561,377
U.S. Treasury Obligations	—	497,552	—	497,552
Total Investments	$ 14,565,583	$ 173,961,498	$ 89,426	$ 188,616,507
Forward Foreign Currency Exchange Contracts	$ —	$ 120,977	$ —	$ 120,977
Futures Contracts	393,096	—	—	393,096
Swap Contracts	—	98,932	—	98,932
Total	$ 14,958,679	$ 174,181,407	$ 89,426	$ 189,229,512
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (2,137)	$ —	$ (2,137)
Futures Contracts	(276,312)	—	—	(276,312)
Swap Contracts	—	(691,396)	—	(691,396)
Total	$ (276,312)	$ (693,533)	$ —	$ (969,845)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2024 is not presented.
11  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on February 7, 2024. The following action was taken by the shareholders:
Proposal 1(a): The election of Cynthia E. Frost, Anchal Pachnanda and Scott E. Wennerholm as Class I Trustees of the Fund for a three-year term expiring in 2027.
	Number of Shares
Nominees for Trustee	For	Withheld
Cynthia E. Frost	8,453,517	356,750
Anchal Pachnanda	8,520,605	289,662
Scott E. Wennerholm	8,543,668	266,599

Eaton Vance
Short Duration Diversified Income Fund
April 30, 2024
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC ("EQ")
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7741    4.30.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024